Supplemental Disclosures of Cash Flow Information - Summary of Supplemental Disclosures of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended
	Nov. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		$ 154,843	$ 127,802	$ 278,679	$ 209,943	$ 154,815
Cash paid (received) for taxes				96,849	33,319	18,752
Cash paid (received) for taxes		(17,801)	55,444
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Real estate owned acquired through foreclosure		59,484	60,955	107,629	73,513	68,011
Residential loans originated to finance the sale of real estate owned		30,057	34,032	63,219	58,376	71,242
Acquisition of servicing rights		83,868	14,083		21,011
Issuance of common stock for acquisitions					41,346	40,220
Stock dividend	5,600					5,580
Capitalized Servicing Rights [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Servicing rights capitalized upon sales of loans		$ 98,167	$ 37,595	$ 187,749			$ 45,554	$ 36,305